Securities - Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 2,174
Dividend income recognized	87
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	1,804
Dividend income recognized	71
Preferred shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	370
Dividend income recognized	$ 16